RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Balance Sheet (Details)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AED (د.إ)	Dec. 31, 2020 USD ($)	Nov. 27, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 20, 2020 USD ($)	Aug. 19, 2020 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	$ 233,615,163				$ 234,445,409
Total Liabilities	38,579,612				41,759,934
Class A ordinary shares subject to possible redemption	232,300,000				232,300,000
Preference shares
Accumulated deficit	(37,265,024)				(39,615,100)
Total Shareholders' Equity	(37,264,449)	$ (35,338,041)	$ (30,904,856)		(39,614,525)		$ 17,779	$ 0	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	233,615,163				234,445,409
As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets					234,445,409	$ 235,022,982
Total Liabilities					41,759,934	31,106,056
Class A ordinary shares subject to possible redemption					232,300,000	232,300,000
Accumulated deficit					(39,615,100)	(28,383,649)
Total Shareholders' Equity					(39,614,525)	(28,383,074)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)					234,445,409	235,022,982
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		233,801,679	234,164,226		234,445,409	235,022,982
Total Liabilities		36,839,721	32,769,082		41,759,934	31,106,056
Class A ordinary shares subject to possible redemption		196,961,950	196,395,143		187,685,474	200,645,178
Additional Paid in Capital		13,668,974	9,235,826		17,970,408	5,010,833
Accumulated deficit		(8,669,940)	(4,236,755)		(12,971,424)	(1,739,973)
Total Shareholders' Equity		5,000,008	5,000,001		5,000,001	3,271,748
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)		233,801,679	234,164,226		234,445,409	235,022,982
Revision Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption		40,338,050	35,904,857		44,614,526	31,654,822
Additional Paid in Capital		(13,668,974)	(9,235,826)		(17,970,408)	(5,010,833)
Accumulated deficit		(26,668,677)	(26,668,676)		(26,643,676)	(26,643,676)
Total Shareholders' Equity		(40,338,050)	(35,904,857)		(44,614,526)	(31,654,822)
Class A ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption		4,000,000.0		د.إ 3,600,000
Class A ordinary shares | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary share		399	355		442	313
Class A ordinary shares | Revision Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary share		(399)	(355)		(442)	(313)
Class B ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary share	$ 575				575
Class B ordinary shares | As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary share					575	575
Class B ordinary shares | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary share		$ 575	$ 575		$ 575	$ 575